FINANCE EXPENSES (Tables)	12 Months Ended
Jun. 30, 2022
FINANCE EXPENSES.
Finance Expenses

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Interest on borrowings	1,121	1,756	2,453
Factoring Fees	60	73	186
Finance charges - right of use assets	7,421	7,078	6,457
Bank charges	195	127	332
Total	8,797	9,034	9,428